Shareholder Report	12 Months Ended	58 Months Ended	109 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INDEX TRUST, INC.
Entity Central Index Key	0000858581
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000161835
Shareholder Report [Line Items]
Fund Name	Mid-Cap Index Fund
Class Name	Investor Class
Trading Symbol	TRMNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - Investor Class	$30	0.27%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Mid-cap U.S. stocks produced strong gains in 2024, as equity investors generally welcomed not only looser monetary policy starting in September, but also reduced political uncertainty following U.S. election results.

  Financials names produced robust results during the period, thanks in part to lower short-term interest rates and strong equity market gains. Capital markets companies performed very well during the year, as KKR and Robinhood Markets advanced strongly. The information technology sector also generated strong gains during the period, as the software segment performed particularly well.

  No sectors detracted from absolute returns during the reporting period.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. By replicating the structure of the Russell Select Mid Cap Index, our intention is to closely track its performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/9/15
Mid-Cap Index Fund (Investor Class)	19.84%	11.64%	12.14%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.86
Russell Select Mid Cap Index (Strategy Benchmark)	20.15	11.93	12.36

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Dec. 09, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 234,941,000	$ 234,941,000	$ 234,941,000
Holdings Count | Holding	509	509	509
Advisory Fees Paid, Amount	$ (190,000)
InvestmentCompanyPortfolioTurnover	31.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$234,941 Number of Portfolio Holdings509
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.9%
Financials	18.2
Industrials & Business Services	16.9
Consumer Discretionary	12.7
Health Care	8.2
Communication Services	5.9
Materials	5.2
Real Estate	4.9
Energy	3.8
Other	4.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	2.0%
AppLovin	1.8
Spotify Technology	1.4
CRH	1.4
DoorDash	1.3
Trade Desk	1.1
Coinbase Global	1.1
Snowflake	1.1
Cheniere Energy	1.0
MicroStrategy	1.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000161836
Shareholder Report [Line Items]
Fund Name	Mid-Cap Index Fund
Class Name	I Class
Trading Symbol	TRMSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - I Class	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Mid-cap U.S. stocks produced strong gains in 2024, as equity investors generally welcomed not only looser monetary policy starting in September, but also reduced political uncertainty following U.S. election results.

  Financials names produced robust results during the period, thanks in part to lower short-term interest rates and strong equity market gains. Capital markets companies performed very well during the year, as KKR and Robinhood Markets advanced strongly. The information technology sector also generated strong gains during the period, as the software segment performed particularly well.

  No sectors detracted from absolute returns during the reporting period.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. By replicating the structure of the Russell Select Mid Cap Index, our intention is to closely track its performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/9/15
Mid-Cap Index Fund (I Class)	19.99%	11.77%	12.27%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.86
Russell Select Mid Cap Index (Strategy Benchmark)	20.15	11.93	12.36

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Dec. 09, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 234,941,000	$ 234,941,000	$ 234,941,000
Holdings Count | Holding	509	509	509
Advisory Fees Paid, Amount	$ (190,000)
InvestmentCompanyPortfolioTurnover	31.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$234,941 Number of Portfolio Holdings509
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.9%
Financials	18.2
Industrials & Business Services	16.9
Consumer Discretionary	12.7
Health Care	8.2
Communication Services	5.9
Materials	5.2
Real Estate	4.9
Energy	3.8
Other	4.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	2.0%
AppLovin	1.8
Spotify Technology	1.4
CRH	1.4
DoorDash	1.3
Trade Desk	1.1
Coinbase Global	1.1
Snowflake	1.1
Cheniere Energy	1.0
MicroStrategy	1.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219328
Shareholder Report [Line Items]
Fund Name	Mid-Cap Index Fund
Class Name	Z Class
Trading Symbol	TRSZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Mid-cap U.S. stocks produced strong gains in 2024, as equity investors generally welcomed not only looser monetary policy starting in September, but also reduced political uncertainty following U.S. election results.

  Financials names produced robust results during the period, thanks in part to lower short-term interest rates and strong equity market gains. Capital markets companies performed very well during the year, as KKR and Robinhood Markets advanced strongly. The information technology sector also generated strong gains during the period, as the software segment performed particularly well.

  No sectors detracted from absolute returns during the reporting period.

  The fund, which is not available for direct purchase by members of the public, employs a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index and seeking to maintain holdings of each stock in proportion to its weight in the index. By replicating the structure of the Russell Select Mid Cap Index, our intention is to closely track its performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Mid-Cap Index Fund (Z Class)	20.12%	22.19%
Russell 3000 Index (Regulatory Benchmark)	23.81	22.33
Russell Select Mid Cap Index (Strategy Benchmark)	20.15	22.18

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 234,941,000	$ 234,941,000	$ 234,941,000
Holdings Count | Holding	509	509	509
Advisory Fees Paid, Amount	$ (190,000)
InvestmentCompanyPortfolioTurnover	31.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$234,941 Number of Portfolio Holdings509
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.9%
Financials	18.2
Industrials & Business Services	16.9
Consumer Discretionary	12.7
Health Care	8.2
Communication Services	5.9
Materials	5.2
Real Estate	4.9
Energy	3.8
Other	4.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	2.0%
AppLovin	1.8
Spotify Technology	1.4
CRH	1.4
DoorDash	1.3
Trade Desk	1.1
Coinbase Global	1.1
Snowflake	1.1
Cheniere Energy	1.0
MicroStrategy	1.0

Updated Prospectus Web Address	www.troweprice.com/paperless